Dividends Per Share - Summary of Dividend Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Aggregate amount	¥ 171,385	¥ 146,649
Sumitomo mitsui banking corporation [member]
Dividends per share	¥ 125	¥ 105
Aggregate amount	¥ 168,078	¥ 143,936